Share-based Compensation - Summary of Changes in Unvested Ordinary Shares (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Beginning balance | shares	838,845
Number of unvested ordinary shares, Granted | shares	38,142
Number of unvested ordinary shares, Vested | shares	(149,230)
Number of unvested ordinary shares, Forfeited | shares	(46,135)
Ending balance | shares	681,622
Beginning balance | $ / shares	$ 3.92
Weighted average grant date fair value, Granted | $ / shares	0.94
Weighted average grant date fair value, Vested | $ / shares	8.07
Weighted average grant date fair value, Forfeited | $ / shares	1.63
Ending balance | $ / shares	$ 2.96